Employee Benefits (Details) - Summary of liabilities for employee benefits ₪ in Millions, $ in Millions	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Current liabilities for:
Holiday	₪ 120		₪ 112
Sick leave	152		133
Early retirement	375		329
Current maturities of pensioner benefits	7		7
Total current liability for employee benefits	654	$ 189	581
Non-current liabilities for:
Voluntary redundancy for employees transferred from civil service	94		241
Liability for pensioner benefits	137		115
Severance compensation (net) (see composition below)	65		54
Early notice and pension	29		35
Provision for the streamlining plan	31
Total non-current liabilities for employee Benefits	356	$ 103	445
Total liabilities for employee benefits	1,010		1,026
Composition of liabilities for severance pay:
Liabilities for severance pay	230		218
Fair value of plan assets	(165)		(164)
Total composition of liabilities	₪ 65		₪ 54